Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Over-Allotment Option [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Over-Allotment Option [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Over-Allotment Option [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] Over-Allotment Option [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Balance at Dec. 31, 2019	¥ 315,355			¥ 44		¥ 28			¥ 1,020,691			¥ 10,195		¥ 1,035		¥ (720,419)		¥ 311,574			¥ 3,781
Balance at Dec. 31, 2019 | shares				64,034,573	64,034,573	45,422,663	45,422,663
Net loss	(92,041)															(87,619)		(87,619)			(4,422)
Issuance of a subsidiary's equity to a non-controlling interest holder	2,023																				2,023
Issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option			¥ 5,751								¥ 5,751									¥ 5,751
Issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option | shares								170,062
Class B ordinary shares converted to Class A ordinary shares | shares				430,108	430,108	(430,108)	(430,108)
Share-based compensation	54,857								54,857									54,857
Other comprehensive loss	(8,245)											(8,245)						(8,245)
Balance at Dec. 31, 2020	277,700			¥ 44		¥ 28			1,081,299			1,950		1,035		(808,038)		276,318			1,382
Balance at Dec. 31, 2020 | shares				64,634,743	64,634,743	44,992,555	44,992,555
Net loss	(313,896)															(313,959)		(313,959)			63
Issuance of ordinary shares for the vested restricted share units	2			¥ 2														2
Issuance of ordinary shares for the vested restricted share units | shares				3,002,130	3,002,130
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	256,945			¥ 1					256,944									256,945
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares				1,230,769	1,230,769
Class B common shares converted to Class A common shares				¥ 3		¥ (3)
Class B ordinary shares converted to Class A ordinary shares | shares				4,855,995	4,855,995	(4,855,995)	(4,855,995)
Share-based compensation	121,131								121,131									121,131
Other comprehensive loss	(7,836)											(7,836)						(7,836)
Issuance of ordinary shares to the depository bank | shares				2,500,000	2,500,000
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares				(1,914,630)	(1,914,630)
Appropriation of statutory reserve														156		(156)
Balance at Dec. 31, 2021	334,046			¥ 50		¥ 25			1,459,374			(5,886)		1,191		(1,122,153)		332,601			1,445
Balance at Dec. 31, 2021 | shares				74,309,007	74,309,007	40,136,560	40,136,560
Net loss	(329,331)	$ (47,748)										0		0		(328,221)		(328,221)			(1,110)
Issuance of a subsidiary's equity to a non-controlling interest holder	85																				85
Issuance of ordinary shares for the vested restricted share units | shares				2,595,750	2,595,750
Class B common shares converted to Class A common shares				¥ 1		¥ (1)
Class B ordinary shares converted to Class A ordinary shares | shares				1,110,000	1,110,000	(1,110,000)	(1,110,000)
Share-based compensation	96,898								96,898			0		0		0		96,898
Other comprehensive loss	20,896	3,030										20,896						20,896
Issuance of ordinary shares to the depository bank | shares				876,380	876,380
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares				(590,750)	(590,750)
Clawback of shares under share incentive plan	(383)								(383)									(383)
Arrangement for employee stock withholding tax	(11,230)								(11,230)									(11,230)
Warrants arising from private placement	13,697								13,697									13,697
Balance at Dec. 31, 2022	¥ 124,678	$ 18,077		¥ 51	$ 8	¥ 24	$ 3		¥ 1,558,356	$ 225,940		¥ 15,010	$ 2,176	¥ 1,191	$ 173	¥ (1,450,374)	$ (210,284)	¥ 124,258	$ 18,016		¥ 420	$ 61
Balance at Dec. 31, 2022 | shares				78,300,387	78,300,387	39,026,560	39,026,560